DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.6%
Communication Services
— 12.1%
Alphabet, Inc., Class A
288,204 92,277,157
Alphabet, Inc., Class C
242,719 77,699,206
AT&T, Inc.
591,242 15,384,117
Comcast Corp., Class A
302,217 8,066,172
Liberty Media Corp.-Liberty
Formula One, Class C *
18,254 1,752,019
Meta Platforms, Inc., Class A
179,444 116,270,740
Netflix, Inc. *
351,380 37,801,460
Omnicom Group, Inc.
26,394 1,890,338
Pinterest, Inc., Class A *
54,031 1,411,290
Snap, Inc., Class A *
97,837 751,388
T-Mobile US, Inc.
41,863 8,749,786
Verizon Communications, Inc.
348,485 14,326,218
Walt Disney Co.
148,454 15,508,989
(Cost $262,943,132)
391,888,880
Consumer Discretionary
— 11.8%
Airbnb, Inc., Class A *
35,130 4,109,859
Amazon.com, Inc. *
623,967 145,521,584
Booking Holdings, Inc.
2,672 13,132,052
Chipotle Mexican Grill, Inc. *
109,938 3,795,060
Deckers Outdoor Corp. *
14,096 1,240,871
Domino's Pizza, Inc.
2,552 1,070,896
eBay, Inc.
37,637 3,115,967
Expedia Group, Inc.
9,717 2,484,540
Flutter Entertainment PLC *
13,772 2,875,731
General Motors Co.
78,690 5,785,289
Hilton Worldwide Holdings, Inc.
19,235 5,482,552
Home Depot, Inc.
82,073 29,293,495
Hyatt Hotels Corp., Class A
4,300 706,877
Las Vegas Sands Corp.
25,403 1,731,468
Lululemon Athletica , Inc. *
8,760 1,613,417
Marriott International, Inc.,
Class A
18,962 5,779,428
McDonald's Corp.
58,957 18,383,972
MercadoLibre , Inc. *
3,771 7,812,682
NIKE, Inc., Class B
97,748 6,317,453
Royal Caribbean Cruises Ltd.
21,285 5,667,131
Starbucks Corp.
93,756 8,167,085
Tesla, Inc. *
233,748 100,551,377
Ulta Beauty, Inc. *
3,981 2,145,082
Williams-Sonoma, Inc.
10,877 1,957,969
Yum! Brands, Inc.
22,754 3,486,140
(Cost $290,650,143)
382,227,977
Consumer Staples — 4.5%
Church & Dwight Co., Inc.
20,838 1,774,564
Clorox Co.
11,515 1,242,929
Coca-Cola Co.
337,934 24,709,734
Colgate-Palmolive Co.
62,443 5,019,793
Number
of Shares Value $
Estee Lauder Cos., Inc., Class A
19,183 1,804,545
General Mills, Inc.
45,594 2,158,876
Hershey Co.
12,498 2,350,624
Kellanova
25,457 2,129,223
Kenvue , Inc.
157,346 2,729,953
Keurig Dr Pepper, Inc.
105,753 2,950,509
Kimberly-Clark Corp.
28,616 3,122,578
McCormick & Co., Inc.
19,826 1,337,858
Mondelez International, Inc.,
Class A
106,281 6,118,597
PepsiCo, Inc.
112,899 16,792,597
Procter & Gamble Co.
193,231 28,629,105
Target Corp.
38,856 3,521,131
Walmart, Inc.
362,760 40,088,608
(Cost $139,379,486)
146,481,224
Energy — 2.7%
Baker Hughes Co.
81,724 4,102,545
ConocoPhillips
103,405 9,170,989
Diamondback Energy, Inc.
15,463 2,359,499
EOG Resources, Inc.
45,234 4,878,487
EQT Corp.
48,903 2,976,236
Exxon Mobil Corp.
353,116 40,933,207
Kinder Morgan, Inc.
165,472 4,520,695
Occidental Petroleum Corp.
63,873 2,682,666
ONEOK, Inc.
51,583 3,756,274
SLB Ltd.
123,386 4,471,509
Williams Cos., Inc.
100,973 6,152,285
(Cost $82,425,121)
86,004,392
Financials — 14.5%
American Express Co.
45,939 16,780,138
American International Group,
Inc.
45,700 3,480,512
Ameriprise Financial, Inc.
7,709 3,513,300
Aon PLC, Class A
16,935 5,993,635
Apollo Global Management, Inc.
35,955 4,740,667
Arch Capital Group Ltd. *
30,898 2,901,940
Arthur J Gallagher & Co.
21,104 5,225,772
Bank of America Corp.
581,769 31,211,907
Bank of New York Mellon Corp.
58,512 6,559,195
Blackrock, Inc.
12,136 12,710,033
Blackstone, Inc.
60,809 8,903,654
Block, Inc. *
44,968 3,003,862
Carlyle Group, Inc.
20,999 1,145,075
Cboe Global Markets, Inc.
8,671 2,238,592
Charles Schwab Corp.
142,619 13,225,060
Chubb Ltd.
31,492 9,327,301
Cincinnati Financial Corp.
13,317 2,231,796
Citigroup, Inc.
152,281 15,776,312
CME Group, Inc.
29,845 8,400,174
Fidelity National Information
Services, Inc.
42,655 2,805,419

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Fiserv, Inc. *
44,703 2,747,893
Global Payments, Inc.
20,832 1,578,232
Goldman Sachs Group, Inc.
26,140 21,592,686
Hartford Insurance Group, Inc.
23,288 3,191,155
Intercontinental Exchange, Inc.
47,250 7,432,425
JPMorgan Chase & Co.
227,496 71,224,448
Markel Group, Inc. *
1,010 2,101,244
Marsh & McLennan Cos., Inc.
40,476 7,425,322
Mastercard , Inc., Class A
70,436 38,777,131
Moody's Corp.
13,277 6,516,086
Morgan Stanley
99,016 16,799,054
Nasdaq, Inc.
36,752 3,341,492
PayPal Holdings, Inc.
73,887 4,631,976
Progressive Corp.
48,521 11,101,120
Robinhood Markets, Inc., Class
A *
60,728 7,802,941
S&P Global, Inc.
25,823 12,881,287
State Street Corp.
24,804 2,952,172
T. Rowe Price Group, Inc.
17,172 1,758,069
Travelers Cos., Inc.
18,728 5,484,682
US Bancorp
127,356 6,246,812
Visa, Inc., Class A
140,436 46,967,416
Wells Fargo & Co.
264,876 22,739,605
Willis Towers Watson PLC
8,037 2,579,877
(Cost $350,371,570)
468,047,469
Health Care — 11.6%
Abbott Laboratories
144,008 18,562,631
AbbVie, Inc.
146,151 33,278,583
Agilent Technologies, Inc.
23,360 3,585,760
Amgen, Inc.
44,591 15,404,407
Becton Dickinson & Co.
23,611 4,581,006
Biogen, Inc. *
12,068 2,197,462
Boston Scientific Corp. *
122,642 12,457,974
Bristol-Myers Squibb Co.
168,149 8,272,931
Danaher Corp.
53,251 12,076,262
Edwards Lifesciences Corp. *
48,610 4,213,029
Elevance Health, Inc.
18,579 6,284,533
Eli Lilly & Co.
66,552 71,574,679
Gilead Sciences, Inc.
102,768 12,932,325
IDEXX Laboratories, Inc. *
6,605 4,972,772
Illumina, Inc. *
12,659 1,664,026
IQVIA Holdings, Inc. *
14,021 3,224,970
Johnson & Johnson
199,445 41,269,159
Labcorp Holdings, Inc.
6,827 1,834,961
McKesson Corp.
10,307 9,081,704
Merck & Co., Inc.
206,647 21,662,805
Mettler -Toledo International,
Inc. *
1,695 2,503,040
Pfizer, Inc.
469,622 12,088,070
Regeneron Pharmaceuticals, Inc.
8,616 6,722,117
Thermo Fisher Scientific, Inc.
31,220 18,445,713
Number
of Shares Value $
UnitedHealth Group, Inc.
74,882 24,693,837
Veeva Systems, Inc., Class A *
12,837 3,084,603
Vertex Pharmaceuticals, Inc. *
21,194 9,189,930
Waters Corp. *
4,902 1,977,565
West Pharmaceutical Services,
Inc.
5,882 1,630,785
Zoetis, Inc.
36,403 4,666,137
(Cost $325,465,770)
374,133,776
Industrials — 6.8%
3M Co.
44,010 7,571,921
AECOM
10,692 1,102,666
AMETEK, Inc.
19,065 3,772,773
Automatic Data Processing, Inc.
33,334 8,510,170
Booz Allen Hamilton Holding
Corp.
10,870 907,210
Broadridge Financial Solutions,
Inc.
9,559 2,180,312
Carlisle Cos., Inc.
3,795 1,207,076
Carrier Global Corp.
62,265 3,417,103
Caterpillar, Inc.
38,740 22,304,942
Cintas Corp.
29,592 5,504,704
CSX Corp.
153,495 5,427,583
Cummins, Inc.
11,390 5,671,992
Deere & Co.
21,219 9,856,013
Dover Corp.
11,132 2,062,537
Eaton Corp. PLC
32,159 11,123,477
Emerson Electric Co.
46,464 6,197,368
Equifax, Inc.
10,125 2,150,246
FedEx Corp.
18,489 5,097,048
Fortive Corp.
28,325 1,514,821
Graco , Inc.
11,781 971,226
IDEX Corp.
6,927 1,204,813
Ingersoll Rand, Inc.
34,702 2,787,959
Jacobs Solutions, Inc.
10,238 1,380,185
Johnson Controls International
PLC
53,868 6,265,387
Lennox International, Inc.
2,694 1,343,956
Norfolk Southern Corp.
18,472 5,395,486
Old Dominion Freight Line, Inc.
15,261 2,064,661
PACCAR, Inc.
42,761 4,507,865
Parker-Hannifin Corp.
10,447 9,002,180
Paychex, Inc.
28,142 3,143,180
Paycom Software, Inc.
4,565 735,741
Quanta Services, Inc.
12,316 5,725,462
Republic Services, Inc.
17,955 3,897,312
Rocket Lab Corp. *
36,005 1,517,251
Trane Technologies PLC
18,269 7,700,018
TransUnion
17,699 1,505,300
Uber Technologies, Inc. *
163,759 14,335,463
Union Pacific Corp.
48,938 11,345,297
United Parcel Service, Inc.,
Class B
60,589 5,803,820

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Veralto Corp.
21,865 2,213,175
Verisk Analytics, Inc.
12,116 2,726,948
Vertiv Holdings Co., Class A
29,978 5,387,946
Waste Connections, Inc.
21,279 3,756,807
Waste Management, Inc.
33,218 7,237,206
Xylem, Inc.
19,835 2,790,189
(Cost $187,065,956)
220,324,795
Information Technology
— 29.3%
Accenture PLC, Class A
62,711 15,677,750
Adobe, Inc. *
42,303 13,542,459
Advanced Micro Devices, Inc. *
164,461 35,775,201
Analog Devices, Inc.
49,841 13,224,811
Atlassian Corp., Class A *
16,714 2,499,077
Autodesk, Inc. *
21,473 6,513,620
Bentley Systems, Inc., Class B
(a)
17,170 720,453
Broadcom, Inc.
454,670 183,213,823
Cadence Design Systems, Inc. *
27,560 8,594,310
Cisco Systems, Inc.
400,968 30,850,478
Cloudflare , Inc., Class A *
31,636 6,333,844
Cognizant Technology Solutions
Corp., Class A
49,367 3,836,310
Crowdstrike Holdings, Inc., Class
A *
25,419 12,942,338
Datadog , Inc., Class A *
31,088 4,974,391
Dell Technologies, Inc., Class C
32,790 4,372,546
Docusign , Inc. *
20,108 1,394,490
F5, Inc. *
5,773 1,380,671
Fortinet, Inc. *
65,910 5,347,278
Gartner, Inc. *
7,563 1,760,213
Gen Digital, Inc.
58,672 1,547,181
GoDaddy , Inc., Class A *
13,786 1,762,678
Hewlett Packard Enterprise Co.
132,711 2,902,390
HubSpot , Inc. *
5,000 1,836,600
International Business Machines
Corp.
94,395 29,128,409
Intuit, Inc.
28,232 17,901,347
IonQ , Inc. *
29,745 1,466,428
Marvell Technology, Inc.
87,288 7,803,547
Microchip Technology, Inc.
54,255 2,906,983
Microsoft Corp.
365,306 179,734,205
NVIDIA Corp.
963,534 170,545,518
Okta , Inc. *
18,803 1,510,445
Oracle Corp.
173,335 35,005,003
Palantir Technologies, Inc., Class
A *
230,599 38,844,402
Palo Alto Networks, Inc. *
68,532 13,029,989
PTC, Inc. *
11,988 2,103,055
QUALCOMM, Inc.
108,742 18,278,443
Salesforce, Inc.
96,352 22,212,990
Samsara, Inc., Class A *
34,724 1,320,554
ServiceNow , Inc. *
21,049 17,100,418
Number
of Shares Value $
Snowflake, Inc. *
32,598 8,189,921
Synopsys, Inc. *
18,789 7,853,990
Trimble, Inc. *
23,554 1,917,767
Twilio , Inc., Class A *
15,511 2,011,622
Workday, Inc., Class A *
21,833 4,707,631
Zscaler , Inc. *
10,366 2,607,049
(Cost $766,096,355)
947,182,628
Materials — 1.9%
Amcor PLC
187,287 1,595,685
Avery Dennison Corp.
7,333 1,263,989
Ball Corp.
22,310 1,105,014
Corteva , Inc.
55,903 3,771,775
CRH PLC
55,636 6,674,095
DuPont de Nemours, Inc.
38,016 1,511,896
Ecolab, Inc.
20,989 5,775,333
International Flavors &
Fragrances, Inc.
20,558 1,428,370
Linde PLC
38,697 15,878,153
Martin Marietta Materials, Inc.
4,906 3,057,616
Newmont Corp.
90,909 8,248,174
PPG Industries, Inc.
18,517 1,852,441
Sherwin-Williams Co.
19,477 6,694,050
Vulcan Materials Co.
11,223 3,335,925
(Cost $53,016,720)
62,192,516
Real Estate — 2.1%
American Tower Corp. REIT
38,486 6,976,357
AvalonBay Communities, Inc.
REIT
10,917 1,986,239
CBRE Group, Inc., Class A *
24,358 3,941,855
Crown Castle, Inc. REIT
37,540 3,426,651
Digital Realty Trust, Inc. REIT
27,933 4,472,632
Equinix , Inc. REIT
8,038 6,055,106
Equity Residential REIT
31,020 1,915,485
Healthpeak Properties, Inc. REIT
56,248 1,027,088
Iron Mountain, Inc. REIT
26,257 2,267,292
Kimco Realty Corp. REIT
59,619 1,231,729
Prologis, Inc. REIT
76,330 9,810,695
Public Storage REIT
12,767 3,505,052
Realty Income Corp. REIT
77,509 4,465,294
Regency Centers Corp. REIT
15,789 1,123,545
Simon Property Group, Inc. REIT
26,500 4,937,480
Welltower , Inc. REIT
55,287 11,511,859
Zillow Group, Inc., Class C *
13,681 1,017,593
(Cost $63,831,665)
69,671,952
Utilities — 2.3%
Ameren Corp.
22,198 2,360,757
American Water Works Co., Inc.
15,769 2,051,074
Atmos Energy Corp.
13,227 2,332,846
CenterPoint Energy, Inc.
54,054 2,161,079
Consolidated Edison, Inc.
29,785 2,989,222
Constellation Energy Corp.
25,826 9,409,961

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
Number
of Shares Value $
Dominion Energy, Inc.
70,172 4,404,696
Duke Energy Corp.
64,323 7,972,193
Essential Utilities, Inc.
23,274 921,418
Eversource Energy
32,483 2,182,208
Exelon Corp.
83,347 3,927,311
NextEra Energy, Inc.
170,308 14,695,877
PG&E Corp.
181,114 2,919,558
Sempra
53,826 5,098,399
Southern Co.
90,900 8,282,808
Xcel Energy, Inc.
48,904 4,015,507
(Cost $64,733,700)
75,724,914
TOTAL COMMON STOCKS
(Cost $2,585,979,618)
3,223,880,523
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 3.91%
(b)(c)
(Cost $37,800)
37,800 37,800
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
3.94% (b)
(Cost $8,900,915)
8,900,915 8,900,915
TOTAL INVESTMENTS — 99.9%
(Cost $2,594,918,333)
3,232,819,238
Other assets and liabilities,
net — 0.1%
3,935,929
NET ASSETS — 100.0%
3,236,755,167
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 3.91% (b)(c)
— 37,800 (d) — — — 589 — 37,800 37,800
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 3.94% (b)
17,078,016 9,396,769 (17,573,870) — — 140,155 — 8,900,915 8,900,915
17,078,016 9,434,569 (17,573,870) — — 140,744 — 8,938,715 8,938,715
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $713,320, which is 0.0% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $675,291.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
REIT: Real Estate Investment Trust

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
November 30, 2025 (Unaudited)
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
USCA-PH1
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
E-Mini S&P 500 ESG Index
USD 1 289,230 301,180 12/19/2025 11,950
E-Mini S&P 500 Index
USD 36 12,023,513 12,347,100 12/19/2025 323,587
E-Mini S&P Mid 400 Index
USD 2 661,420 662,880 12/19/2025 1,460
Total unrealized appreciation
336,997
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 3,223,880,523 $ — $ — $ 3,223,880,523
Short-Term Investments (a)
8,938,715 — — 8,938,715
Derivatives (b)
Futures Contracts
336,997 — — 336,997
TOTAL
$ 3,233,156,235 $ — $ — $ 3,233,156,235
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.